Comparative Figures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Borrowings under committed credit facilities	$ 1,196	$ 1,658	$ 2,362	$ 3,624
Repayments under committed credit facilities	$ 1,079	1,881	$ 2,185	4,397
Restatement adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Borrowings under Committed Credit Facilities		183		245
Borrowings under committed credit facilities		324		807
Repayments under committed credit facilities		$ 507		$ 1,052